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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                   FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number   811-22523
                                                      ---------

                           Destra Investment Trust II
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               (Exact name of registrant as specified in charter)

                901 Warrenville Road, Suite 15, Lisle, IL 60532
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

   Destra Capital Advisors LLC, 901 Warrenville Rd, Suite 15, Lisle, IL 60532
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  630-541-0322
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  04/10/11 - 06/30/2011
                           ---------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

                              GENERAL INSTRUCTIONS

A.   RULE AS TO USE OF FORM N-PX.

     Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the "Act") and Rule 30b1-4 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B.   APPLICATION OF GENERAL RULES AND REGULATIONS.

     The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

SEC 2451 (4-03)     PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
                    THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

C.   PREPARATION OF REPORT.

     1. This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

     2.   These general instructions are not to be filed with the report.

D.  INCORPORATION BY REFERENCE.

     No items of this Form shall be answered by incorporating any information by reference.

E.   DEFINITIONS.

     Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.   SIGNATURE AND FILING OF REPORT.

     1. If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 etseq. of Regulation S-T (17 CFR
          232.201 etseq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

     2. (a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

         (b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

ITEM 1.   PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f) Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

Instructions.
-------------

1. In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.   The exchange ticker symbol or CUSIP number required by paragraph (b) or
     (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

Item 1: Proxy Voting Record - Item1 Proxy Voting Record -

Registrant :

Fund Name : Destra Preferred and Income Securities Fund

The registrant held no voting securities during the period covered by this report. No records are attached.

Item 1: Proxy Voting Record - Item1 Proxy Voting Record -

Registrant :

Fund Name : Destra Focused Equity Fund

In all markets, for all statuses, for

Key-

Autodesk Inc.
Ticker           Security ID:                          Meeting Date             Meeting Status
ADSK             CUSIP  052769106                      06/16/2011               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1                Elect Carl Bass                       Mgmt        For         For         For
2                Elect Crawford Beveridge              Mgmt        For         For         For
3                Elect J. Hallam Dawson                Mgmt        For         For         For
4                Elect Per-Kristian Halvorsen          Mgmt        For         For         For
5                Elect Sean Maloney                    Mgmt        For         For         For
6                Elect Mary McDowell                   Mgmt        For         For         For
7                Elect Lorrie Norrington               Mgmt        For         For         For
8                Elect Charles Robel                   Mgmt        For         For         For
9                Elect Steven West                     Mgmt        For         Against     Against
10               Ratification of Auditor               Mgmt        For         For         For
11               Advisory Vote on Executive            Mgmt        For         Against     Against
                  Compensation

12               Frequency of Advisory Vote on         Mgmt        1 Year      1 Year      For
                  Executive
                  Compensation









Bed, Bath &
 Beyond
 Inc.

Ticker           Security ID:                          Meeting Date             Meeting Status
BBBY             CUSIP  075896100                      06/23/2011               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1                Elect Warren Eisenberg                Mgmt        For         For         For
2                Elect Leonard Feinstein               Mgmt        For         For         For
3                Elect Steven Temares                  Mgmt        For         For         For
4                Elect Dean Adler                      Mgmt        For         For         For
5                Elect Stanley Barshay                 Mgmt        For         For         For
6                Elect Klaus Eppler                    Mgmt        For         Against     Against
7                Elect Patrick Gaston                  Mgmt        For         For         For
8                Elect Jordan Heller                   Mgmt        For         For         For
9                Elect Victoria Morrison               Mgmt        For         For         For
10               Ratification of Auditor               Mgmt        For         For         For
11               Advisory Vote on Executive            Mgmt        For         For         For
                  Compensation

12               Frequency of Advisory Vote on         Mgmt        1 Year      1 Year      For
                  Executive
                  Compensation


Best Buy Co. Inc.
Ticker           Security ID:                          Meeting Date             Meeting Status
BBY              CUSIP  086516101                      06/21/2011               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1.1              Elect Ronald James                    Mgmt        For         For         For
1.2              Elect Sanjay Khosla                   Mgmt        For         For         For
1.3              Elect George Mikan III                Mgmt        For         For         For
1.4              Elect Matthew Paull                   Mgmt        For         For         For
1.5              Elect Richard Schulze                 Mgmt        For         For         For
1.6              Elect Hatim Tyabji                    Mgmt        For         For         For
2                Ratification of Auditor               Mgmt        For         For         For
3                Authorization of Board to Set Board   Mgmt        For         Against     Against
                  Size

4                Amendment to the 2004 Omnibus Stock   Mgmt        For         For         For
                  and Incentive
                  Plan

5                Executive Short-term Incentive Plan   Mgmt        For         For         For
6                Advisory Vote on Executive            Mgmt        For         For         For
                  Compensation

7                Frequency of Advisory Vote on         Mgmt        3 Years     1 Year      Against
                  Executive
                  Compensation

8                Shareholder Proposal Regarding        ShrHoldr    Against     For         Against
                  Declassification of the
                  Board


Celgene Corp.
Ticker           Security ID:                          Meeting Date             Meeting Status
CELG             CUSIP  151020104                      06/15/2011               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1.1              Elect Robert Hugin                    Mgmt        For         For         For
1.2              Elect Michael Casey                   Mgmt        For         For         For
1.3              Elect Carrie Cox                      Mgmt        For         For         For
1.4              Elect Rodman Drake                    Mgmt        For         For         For
1.5              Elect Michael Friedman                Mgmt        For         For         For
1.6              Elect Gilla Kaplan                    Mgmt        For         For         For
1.7              Elect James Loughlin                  Mgmt        For         For         For
1.8              Elect Ernest Mario                    Mgmt        For         For         For
2                Ratification of Auditor               Mgmt        For         For         For
3                Amendment to the 2008 Stock           Mgmt        For         Against     Against
                  Incentive
                  Plan

4                Advisory Vote on Executive            Mgmt        For         For         For
                  Compensation

5                Frequency of Advisory Vote on         Mgmt        3 Years     1 Year      Against
                  Executive
                  Compensation



                                   SIGNATURES
                          [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Destra Investment Trust II
             --------------------------

By (Signature and Title) * Nicholas Dalmaso, CEO
                         -----------------------

Date August 25, 2011
     -------------------------

* Print the name and title of each signing officer under his or her signature.